CONDENSED CONSOLIDATED STATEMENTS OF INCOME - USD ($) shares in Thousands, $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2018
CONDENSED CONSOLIDATED STATEMENTS OF INCOME
OPERATING REVENUES	$ 112,319	$ 113,466	$ 225,210	$ 225,320
OPERATING EXPENSES
Voyage expenses	(2,732)	(3,186)	(6,002)	(6,347)
Vessel operating expenses	(27,306)	(26,742)	(53,177)	(53,591)
Depreciation	(24,039)	(26,697)	(47,805)	(53,757)
Amortization of deferred drydocking and special survey costs	(2,063)	(2,409)	(4,254)	(4,252)
General and administrative expenses	(6,492)	(5,777)	(13,361)	(10,959)
Income From Operations	49,687	48,655	100,611	96,414
OTHER INCOME (EXPENSES):
Interest income	1,569	1,418	3,165	2,793
Interest expense	(18,844)	(23,020)	(36,687)	(45,869)
Other finance expenses	(1,770)	(961)	(2,094)	(1,932)
Equity income/(loss) on investments	32	210	(52)	184
Other income/(expense), net	367	(19,543)	434	(28,928)
Loss on derivatives	(903)	(921)	(1,796)	(1,832)
Total Other Expenses, net	(19,549)	(42,817)	(37,030)	(75,584)
Net Income	$ 30,138	$ 5,838	$ 63,581	$ 20,830
EARNINGS PER SHARE
Basic earnings per share	$ 2.02	$ 0.74	$ 4.26	$ 2.66
Diluted earnings per share	$ 1.97	$ 0.74	$ 4.16	$ 2.66
Basic weighted average common shares outstanding	14,939	7,843	14,939	7,843
Diluted weighted average common shares outstanding	15,314	7,843	15,276	7,843